FINANCIAL RISK MANAGEMENT - Maturity Analysis of Financial Liabilities (Details) - USD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Accounts payable and other liabilities	$ 13,257	$ 12,366
Interest-bearing liabilities	37,050	30,180
Lease liabilities	2,170	1,634
Decommissioning liabilities, other provisions and post-employment benefits	2,381	2,709
Unearned premiums	2,228	1,889	$ 1,625
Deferred revenue	240
Loans and notes payable	531	73
1 Year
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Accounts payable and other liabilities	10,108	9,023
Interest-bearing liabilities	3,419	2,879
Lease liabilities	355	238
1-2 Years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Accounts payable and other liabilities	619	480
Interest-bearing liabilities	3,159	2,617
Lease liabilities	289	219
2-5 Years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Accounts payable and other liabilities	580	796
Interest-bearing liabilities	19,358	11,927
Lease liabilities	567	445
5+ Years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Accounts payable and other liabilities	1,950	2,067
Interest-bearing liabilities	11,114	12,757
Lease liabilities	$ 959	$ 732